Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Recognized Stock-Based Compensation Expense

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Stock-based compensation cost	$1,244	$1,362	$3,048	$3,037
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)

Stock-based compensation expense	$787	$807	$1,938	$1,873

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2011	2010	2009
Stock-based compensation cost	$6,042	$3,980	$1,715
Less: stock-based compensation cost capitalized	(2,295)	(1,380)	(570)

Stock-based compensation expense	$3,747	$2,600	$1,145

Recognized tax benefit associated with stock-based compensation	$1,547	$1,076	$427

Performance Vested Awards Return on Investment Targets

The Performance Vested awards vest in the event of a Transaction, as defined in the restricted stock agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Variables and Assumptions Used to Value Performance Vested Awards

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2011	2010
Risk free interest rate	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	45%	55%
Expected life	7 years	8 years
Expected dividends	$—	$—

Phantom Share And RSU
Summary of Phantom Stock and RSU Activity

A summary of our phantom stock and RSU activity during the six months ended June 30, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$16.37	125,768		$—	—
Granted	$—	—		$17.84	151,170
Vested	$14.35	(23,188)	$384	$—	—
Forfeited	$17.32	(9,709)		$17.84	(10,160)

Unvested and outstanding at June 30, 2012	$16.78	92,871		$17.84	141,010

A summary of our phantom stock activity during the three years ended December 31, 2011 is presented in the following table:

	Weighted average grant date fair value	Phantom shares	Vest date fair value
	($ per share)
Unvested and outstanding at January 1, 2009	$10.20	219,658
Granted	$11.89	40,601
Vested	$5.38	(80,411)	$811
Forfeited	$11.75	(4,366)

Unvested and outstanding at December 31, 2009	$12.77	175,482
Granted	$23.93	18,841
Vested	$9.17	(59,652)	1,442
Forfeited	$13.63	(7,812)

Unvested and outstanding at December 31, 2010	$16.04	126,859
Granted	$18.55	37,316
Vested	$17.91	(17,064)	309
Forfeited	$16.98	(21,343)

Unvested and outstanding at December 31, 2011	$16.37	125,768

Restricted Stock
Summary of Phantom Stock and RSU Activity

A summary of our restricted stock activity during the six months ended June 30, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$680.74	11,585		$298.15	53,098
Granted	$747.08	125		$394.00	278
Vested	$681.67	(2,498)	$1,866	$—	—
Forfeited	$685.50	(396)		$302.13	(1,499)

Unvested and total outstanding at June 30, 2012	$681.20	8,816		$298.55	51,877

A summary of our restricted stock activity during the two years ended December 31, 2011 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—		$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098